Supplement to the
Fidelity® Variable Insurance Products
Consumer Discretionary Portfolio, Consumer Staples Portfolio, Energy Portfolio, Financial Services Portfolio, Health Care Portfolio, Industrials Portfolio, Materials Portfolio, Technology Portfolio, Telecommunications Portfolio and Utilities Portfolio Investor Class
April 30, 2017
STATEMENT OF ADDITIONAL INFORMATION

Katherine Shaw serves as portfolio manager of VIP Consumer Discretionary Portfolio.

Peter Dixon no longer serves as portfolio manager for VIP Consumer Discretionary Portfolio.

The following information supplements information for VIP Consumer Discretionary Portfolio found in the "Management Contracts" section.

Katherine Shaw is a research analyst and is the portfolio manager of VIP Consumer Discretionary Portfolio and receives compensation for her services as a research analyst and as a portfolio manager under a single compensation plan. Research analysts who also manage a sector fund, such as the fund, are referred to as sector fund managers. As of August 31, 2017, the sector fund manager’s compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the sector fund manager’s compensation may be deferred based on criteria established by FMR or at the election of the sector fund manager.

The sector fund manager’s base salary is determined primarily by level of experience and skills, and performance as a research analyst and sector fund manager at FMR or its affiliates. A portion of the sector fund manager’s bonus relates to her performance as a research analyst and is based on the Director of Research’s assessment of the research analyst’s performance and may include factors such as portfolio manager survey-based assessments, which relate to analytical work and investment results within the relevant sector(s) and impact on other equity funds and accounts as a research analyst, and the research analyst’s contributions to the research groups and to FMR. Another component of the bonus is based upon (i) the pre-tax investment performance of the sector fund manager’s fund(s) and account(s) measured against a benchmark index (which may be a customized industry benchmark index developed by FMR) assigned to each fund or account, (ii) the pre-tax investment performance of the research analyst’s recommendations measured against a benchmark index corresponding to the research analyst’s assignment universe and against a broadly diversified equity index, and (iii) the investment performance of other FMR equity funds and accounts within the sector fund manager’s designated sector team. The pre-tax investment performance of the sector fund manager’s fund(s) and account(s) is weighted according to the sector fund manager’s tenure on those fund(s) and account(s). The component of the bonus relating to the Director of Research’s assessment is calculated over a one-year period, and each other component of the bonus is calculated over a measurement period that initially is contemporaneous with the sector fund manager’s tenure, but that eventually encompasses rolling periods of up to five years. The portion of the sector fund manager’s bonus that is linked to the investment performance of her fund is based on the fund’s pre-tax investment performance measured against the MSCI U.S. IMI Consumer Discretionary 25-50 Index. The sector fund manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR’s parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, sector fund managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The sector fund manager’s compensation plan may give rise to potential conflicts of interest. The sector fund manager’s compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The sector fund manager’s base pay and bonus opportunity tend to increase with the sector fund manager’s level of experience and skills relative to research and fund assignments. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a sector fund manager must allocate her time and investment ideas across multiple funds and accounts. In addition, a fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FMR. The sector fund manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for other funds or accounts may outperform the securities selected for a fund. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics. Furthermore, the potential exists that a sector fund manager’s responsibilities as a portfolio manager of a sector fund may not be entirely consistent with her responsibilities as a research analyst providing recommendations to other Fidelity portfolio managers.

The following table provides information relating to other accounts managed by Ms. Shaw as of August 31, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$3,167	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$760	none	none

* Includes VIP Consumer Discretionary Portfolio ($137 (in millions) assets managed).

As of August 31, 2017, the dollar range of shares of VIP Consumer Discretionary Portfolio beneficially owned by Ms. Shaw was none.

VIPINVFB-17-01 1.827184.119	October 23, 2017

Supplement to the
Fidelity® Variable Insurance Products
Consumer Discretionary Portfolio, Consumer Staples Portfolio, Energy Portfolio, Financial Services Portfolio, Health Care Portfolio, Industrials Portfolio, Materials Portfolio, Technology Portfolio, Telecommunications Portfolio and Utilities Portfolio Initial Class
April 30, 2017
STATEMENT OF ADDITIONAL INFORMATION

Katherine Shaw serves as portfolio manager of VIP Consumer Discretionary Portfolio.

Peter Dixon no longer serves as portfolio manager of VIP Consumer Discretionary Portfolio.

The following information supplements information for VIP Consumer Discretionary Portfolio found in the "Management Contracts" section.

Katherine Shaw is a research analyst and is the portfolio manager of VIP Consumer Discretionary Portfolio and receives compensation for her services as a research analyst and as a portfolio manager under a single compensation plan. Research analysts who also manage a sector fund, such as the fund, are referred to as sector fund managers. As of August 31, 2017, the sector fund manager’s compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the sector fund manager’s compensation may be deferred based on criteria established by FMR or at the election of the sector fund manager.

The sector fund manager’s base salary is determined primarily by level of experience and skills, and performance as a research analyst and sector fund manager at FMR or its affiliates. A portion of the sector fund manager’s bonus relates to her performance as a research analyst and is based on the Director of Research’s assessment of the research analyst’s performance and may include factors such as portfolio manager survey-based assessments, which relate to analytical work and investment results within the relevant sector(s) and impact on other equity funds and accounts as a research analyst, and the research analyst’s contributions to the research groups and to FMR. Another component of the bonus is based upon (i) the pre-tax investment performance of the sector fund manager’s fund(s) and account(s) measured against a benchmark index (which may be a customized industry benchmark index developed by FMR) assigned to each fund or account, (ii) the pre-tax investment performance of the research analyst’s recommendations measured against a benchmark index corresponding to the research analyst’s assignment universe and against a broadly diversified equity index, and (iii) the investment performance of other FMR equity funds and accounts within the sector fund manager’s designated sector team. The pre-tax investment performance of the sector fund manager’s fund(s) and account(s) is weighted according to the sector fund manager’s tenure on those fund(s) and account(s). The component of the bonus relating to the Director of Research’s assessment is calculated over a one-year period, and each other component of the bonus is calculated over a measurement period that initially is contemporaneous with the sector fund manager’s tenure, but that eventually encompasses rolling periods of up to five years. The portion of the sector fund manager’s bonus that is linked to the investment performance of her fund is based on the fund’s pre-tax investment performance measured against the MSCI U.S. IMI Consumer Discretionary 25-50 Index. The sector fund manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR’s parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, sector fund managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The sector fund manager’s compensation plan may give rise to potential conflicts of interest. The sector fund manager’s compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The sector fund manager’s base pay and bonus opportunity tend to increase with the sector fund manager’s level of experience and skills relative to research and fund assignments. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a sector fund manager must allocate her time and investment ideas across multiple funds and accounts. In addition, a fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FMR. The sector fund manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for other funds or accounts may outperform the securities selected for a fund. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics. Furthermore, the potential exists that a sector fund manager’s responsibilities as a portfolio manager of a sector fund may not be entirely consistent with her responsibilities as a research analyst providing recommendations to other Fidelity portfolio managers.

The following table provides information relating to other accounts managed by Ms. Shaw as of August 31, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$3,167	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$760	none	none

* Includes VIP Consumer Discretionary Portfolio ($137 (in millions) assets managed).

As of August 31, 2017, the dollar range of shares of VIP Consumer Discretionary Portfolio beneficially owned by Ms. Shaw was none.

VIPFCB-17-01 1.782383.125	October 23, 2017